AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2021
	Shares	Value
Common Stocks - 97.1%
Communication Services - 2.5%
Cardlytics, Inc.*,1	3,360	$423,225
Radius Global Infrastructure, Inc.*,1	13,578	208,151

Total Communication Services		631,376
Consumer Discretionary - 15.1%
Adtalem Global Education, Inc.*	11,374	413,331
Bed Bath & Beyond, Inc.*	6,804	194,186
BorgWarner, Inc.	4,690	229,716
Caesars Entertainment, Inc.*	3,918	342,276
Dana, Inc.	3,285	79,366
Five Below, Inc.*	26	5,055
Floor & Decor Holdings, Inc., Class A*	4,932	601,753
LCI Industries	712	103,824
Lithia Motors, Inc., Class A	1,790	675,224
Mattel, Inc.*	38,744	841,520
Porch Group, Inc.*	9,211	170,680
Stoneridge, Inc.*	647	18,731
Under Armour, Inc., Class C*	9,530	166,965

Total Consumer Discretionary		3,842,627
Energy - 0.3%
Euronav, N.V. (Belgium)	4,340	37,541
International Seaways, Inc.[1]	1,970	32,407

Total Energy		69,948
Financials - 5.3%
Argo Group International Holdings, Ltd. (Bermuda)	4,342	226,348
BankUnited, Inc.	1,461	57,826
LPL Financial Holdings, Inc.	2,447	345,125
NMI Holdings, Inc., Class A*	22,273	490,452
Pinnacle Financial Partners, Inc.	723	64,788
Webster Financial Corp.	2,036	97,932
Wintrust Financial Corp.	931	66,473

Total Financials		1,348,944
Health Care - 24.4%
ABIOMED, Inc.*	7	2,290
Acadia Healthcare Co., Inc.*	2,307	142,388
ACADIA Pharmaceuticals, Inc.*	6,971	150,783
Acceleron Pharma, Inc.*	206	25,762
Adaptive Biotechnologies Corp.*	347	12,721
Alnylam Pharmaceuticals, Inc.*	564	100,922
Apellis Pharmaceuticals, Inc.*	2,925	187,171
Arvinas, Inc.*	1,772	179,149
	Shares	Value

Axonics, Inc.*	7,699	$523,147
BioMarin Pharmaceutical, Inc.*	2,304	176,786
Cara Therapeutics, Inc.*	1,234	14,771
Covetrus, Inc.*	10,994	279,907
Cytokinetics Inc.*,1	7,699	228,506
Exact Sciences Corp.*,1	129	13,911
Guardant Health, Inc.*	88	9,662
Horizon Therapeutics PLC*	6,434	643,529
Inari Medical, Inc.*	358	32,145
Inspire Medical Systems, Inc.*	2,008	367,785
Insulet Corp.*	20	5,594
Iovance Biotherapeutics, Inc.*	5,865	130,614
Karyopharm Therapeutics, Inc.*,1	12,069	100,535
NanoString Technologies, Inc.*	304	18,830
Natera, Inc.*	5,781	662,040
Nektar Therapeutics*	1,439	22,722
Novocure, Ltd. (Jersey)*,1	793	122,130
Pacira BioSciences, Inc.*	2,365	139,417
Quanterix Corp.*	10,756	571,681
Sarepta Therapeutics, Inc.*,1	1,584	107,363
SmileDirectClub, Inc.*,1	105,215	742,818
Supernus Pharmaceuticals, Inc.*	5,381	141,682
Turning Point Therapeutics, Inc.*	2,007	128,087
United Therapeutics Corp.*	673	122,439
Vericel Corp.*	2,065	109,321

Total Health Care		6,216,608
Industrials - 15.9%
American Woodmark Corp.*	540	40,095
Array Technologies, Inc.*,1	7,214	97,678
Azul, S.A., ADR (Brazil)*	19,361	434,267
Builders FirstSource, Inc.*	8,239	366,635
CIRCOR International, Inc.*	4,399	135,665
Controladora Vuela Cia de Aviacion, S.A.B de CV, ADR (Mexico)*	12,198	269,332
EnerSys	2,898	285,917
Interface, Inc.	8,004	115,418
KBR, Inc.	10,956	423,997
Knight-Swift Transportation Holdings, Inc.	2,408	119,654
MasTec, Inc.*	2,205	223,212
Quanta Services, Inc.	4,235	384,961
Triumph Group, Inc.*	17,945	341,852
Tutor Perini Corp.*	8,795	123,746
Upwork, Inc.*	4,197	217,363

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Industrials - 15.9% (continued)
Welbilt, Inc.*	7,480	$175,705
WESCO International, Inc.*	1,928	205,236
Willdan Group, Inc.*	2,066	85,222

Total Industrials		4,045,955
Information Technology - 24.3%
Alteryx, Inc., Class A*	2,247	173,918
Anaplan, Inc.*	45	2,574
Blackline, Inc.*	1,055	120,681
Coupa Software, Inc.*	46	9,982
Cree, Inc.*,1	938	87,009
Dlocal, Ltd., Class A (Uruguay)*,1	3,323	150,000
Five9, Inc.*	142	28,583
Genpact, Ltd.	15,830	788,492
HubSpot, Inc.*	89	53,046
II-VI, Inc.*,1	6,945	484,830
LiveRamp Holdings, Inc.*	2,189	87,582
MACOM Technology Solutions Holdings, Inc.*	9,063	559,368
MaxLinear, Inc.*	15,873	765,555
Medallia, Inc.*,1	6,023	203,999
Mimecast, Ltd.*	4,453	247,364
MKS Instruments, Inc.	145	22,684
Model N, Inc.*	767	24,828
MongoDB, Inc.*,1	14	5,025
Monolithic Power Systems, Inc.	107	48,071
NCR Corp.*	8,589	381,352
Nuance Communications, Inc.*	2,393	131,376
Ouster, Inc.*	9,394	86,331
Paya Holdings, Inc., Class A*	21,572	247,862
Paylocity Holding Corp.*	20	4,149
Perficient, Inc.*	739	69,680
Rapid7, Inc.*,1	1,943	221,016
SiTime Corp.*	3,545	480,844
Switch, Inc., Class A	7,409	153,070
Teradyne, Inc.	38	4,826
Zendesk, Inc.*,1	435	56,781
Zscaler, Inc.*	685	161,598
Zuora, Inc., Class A*	18,640	322,286

Total Information Technology		6,184,762
Materials - 7.2%
Allegheny Technologies, Inc.*	23,554	483,563
	Shares	Value

Carpenter Technology Corp.	9,599	$366,202
Eagle Materials, Inc.	1,587	224,275
FMC Corp.	1,307	139,784
Livent Corp.*,1	15,903	310,267
Summit Materials, Inc., Class A*	8,838	296,957

Total Materials		1,821,048
Real Estate - 2.1%
Brixmor Property Group, Inc., REIT	2,175	50,069
QTS Realty Trust, Inc., Class A, REIT	659	51,211
SITE Centers Corp., REIT	8,435	133,779
Spirit Realty Capital, Inc., REIT	4,016	201,684
STAG Industrial, Inc., REIT	2,089	86,317

Total Real Estate		523,060

Total Common Stocks (Cost $21,070,574)		24,684,328

Principal Amount
Short-Term Investments - 5.5%
Joint Repurchase Agreements - 3.4%[2]
RBC Dominion Securities, Inc., dated 07/30/21, due 08/02/21, 0.050% total to be received $860,165 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.250% - 7.500%, 04/15/24 - 04/01/53, totaling $877,364)	$860,161	860,161

	Shares
Other Investment Companies - 2.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[3]	179,636	179,636
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[3]	179,635	179,635
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[3]	185,079	185,079

Total Other Investment Companies		544,350

Total Short-Term Investments (Cost $1,404,511)		1,404,511
Total Investments - 102.6% (Cost $22,475,085)		26,088,839
Other Assets, less Liabilities - (2.6)%		(667,727)
Net Assets - 100.0%		$25,421,112

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
*	Non-income producing security.
[1]	Some of these securities, amounting to $2,974,301 or 11.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the July 31, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$24,684,328	—	—	$24,684,328
Short-Term Investments
Joint Repurchase Agreements	—	$860,161	—	860,161
Other Investment Companies	544,350	—	—	544,350
Total Investments in Securities	$25,228,678	$860,161	—	$26,088,839

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2021, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$2,974,301	$860,161	$2,210,526	$3,070,687
The following table summarizes the securities received as collateral for securities lending at July 31, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-8.000%	08/15/21-02/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.